EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 15.8	$ 15.6
Total contributions	$ 3.8	$ 3.7	$ 3.3